Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2015
Short-term deposits [Abstract]
Schedule of short-term deposits

	December 31, 2014		December 31, 2015
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,921,520	1,921,520	250,000	250,000
US$	374,685	2,293,056	253,322	1,644,946
Total		4,214,576		1,894,946